Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.6%
Security	Principal Amount (000's omitted)	Value
Education — 6.8%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.664%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 990,680
Bethlehem Area School District Authority, PA, 3.579%, (67% of SOFR + 0.35%), 1/1/32(1)	2,300	2,286,338
Connecticut Health and Educational Facilities Authority, (Yale University), 2.95% to 7/1/27 (Put Date), 7/1/49	1,250	1,244,200
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	250,000
		$ 4,771,218
Electric Utilities — 7.5%
Foley Utilities Board, AL:
5.00%, 11/1/30	$755	$ 822,671
5.00%, 11/1/31	900	989,136
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,600	1,265,200
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.30% to 10/1/26 (Put Date), 10/1/46	1,700	1,696,991
Seattle, WA, Municipal Light and Power Revenue, 3.76%, (SIFMA + 0.25%), 5/1/45(1)	500	491,395
		$ 5,265,393
General Obligations — 27.6%
Amherst, NY, 3.00%, 11/1/31	$500	$ 492,895
Bexar County, TX, 3.00%, 6/15/30	2,300	2,285,303
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/32	100	74,880
0.00%, 8/1/34	200	137,286
Columbia School District, MO, 2.10%, 3/1/27	500	482,415
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	498,902
0.00%, 6/15/27	135	124,427
0.00%, 6/15/28	310	276,043
0.00%, 6/15/30	155	128,214
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	50,191
Eugene School District No. 4J, OR, Lane County, 3.00%, 6/15/34	1,000	935,180
Forest Lake, MN, 2.15%, 2/1/27	300	290,979
Frisco, TX, 2.00%, 2/15/33	115	95,773
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	1,000	994,000
Illinois, 5.00%, 3/1/25	1,750	1,757,700
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lewisville, TX, 2.75%, 2/15/33	$730	$ 652,948
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	155,191
Loudoun County, VA, 1.625%, 12/1/34	1,000	784,310
North Carolina:
2.00%, 6/1/33	1,365	1,186,840
3.00%, 6/1/31	2,500	2,423,875
Pennsylvania, 4.00%, 5/1/32	500	519,640
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,213,155
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	194,096
Somerville, MA, 1.75%, 10/15/33	3,000	2,460,690
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	294,440
5.00%, 4/1/28	300	321,429
5.00%, 4/1/30	135	148,736
Umatilla School District No. 6R, OR:
0.00%, 6/15/25	70	68,486
0.00%, 6/15/26	20	18,951
0.00%, 6/15/27	150	137,612
Washington County School District No. 13 Banks, OR, 0.00%, 6/15/32	360	272,326
		$19,476,913
Hospital — 5.0%
Colorado Health Facilities Authority, (Intermountain Healthcare), 5.00%, 5/15/33	$1,000	$ 1,121,330
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	25,014
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	500	539,720
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 3.30%, 10/1/45(2)	700	700,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/28	1,000	1,068,560
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	30	30,336
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	35,649
		$ 3,520,609
Housing — 10.5%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$455	$ 478,601

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	$870	$ 918,990
New York Mortgage Agency, 2.10%, 10/1/28	30	28,154
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	690	731,710
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 3/1/55	1,000	1,098,370
Pennsylvania Housing Finance Agency, SFMR, 2.10%, 4/1/28	115	110,215
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), 6.25%, 5/1/55	995	1,094,530
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	965	1,011,580
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,805	1,927,271
		$ 7,399,421
Insured - General Obligations — 2.6%
Clifton, NJ, (BAM), 2.00%, 8/15/33	$1,000	$ 823,010
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	1,110	985,158
		$ 1,808,168
Insured - Lease Revenue/Certificates of Participation — 0.2%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 180,947
		$ 180,947
Lease Revenue/Certificates of Participation — 1.9%
Oklahoma Industries Authority, (Oklahoma City Public Schools), 5.00%, 4/1/32	$1,000	$ 1,120,330
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	249,215
		$ 1,369,545
Other Revenue — 6.3%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	$840	$ 847,812
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 3.25%, 8/1/29	450	451,692
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	155	157,999
5.00%, 12/1/28	270	275,052
5.00%, 12/1/29	600	610,452
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	$2,000	$ 2,120,700
		$ 4,463,707
Senior Living/Life Care — 8.3%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	$60	$ 60,023
5.00%, 11/15/25	60	60,689
5.00%, 11/15/29	830	840,541
California Municipal Finance Authority, (PRS California Obligated Group):
5.00%, 4/1/25	475	477,413
5.00%, 4/1/26	450	460,912
5.00%, 4/1/27	365	381,593
5.00%, 4/1/30	200	218,222
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/30	200	215,200
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/27	760	782,922
5.00%, 2/1/28	950	990,394
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34(3)	1,000	1,074,130
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/24	65	64,987
4.00%, 11/15/25	125	124,532
4.00%, 11/15/28	30	29,691
4.00%, 11/15/29	50	49,504
		$ 5,830,753
Special Tax Revenue — 3.6%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 4.00%, 11/1/38(4)	$1,215	$ 1,215,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/37	1,200	1,352,448
		$ 2,567,448
Transportation — 13.1%
Hawaii, Highway Revenue, 5.00%, 1/1/29	$2,500	$ 2,576,300
Maryland Department of Transportation, 3.00%, 10/1/31	560	539,039
Metropolitan Washington Airports Authority, D.C., (LOC: TD Bank, N.A.), 3.23%, 10/1/40(2)	560	560,000
North Texas Tollway Authority:
5.00%, 1/1/29	1,000	1,083,730
5.00%, 1/1/30	1,925	2,107,066

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission:
5.00%, 12/1/34	$750	$ 855,308
(LOC: TD Bank, N.A.), 3.24%, 12/1/38(2)	1,000	1,000,000
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/35	500	560,650
		$ 9,282,093
Water and Sewer — 5.2%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$ 55,110
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/31	1,000	1,142,110
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,502,475
		$ 3,699,695
Total Tax-Exempt Municipal Obligations (identified cost $69,345,177)		$69,635,910

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(5)	1,417,687	$ 1,417,687
Total Short-Term Investments (identified cost $1,417,687)		$ 1,417,687
Total Investments — 100.6% (identified cost $70,762,864)		$71,053,597
Other Assets, Less Liabilities — (0.6)%		$ (438,533)
Net Assets — 100.0%		$70,615,064
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2024.
At October 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	15.2%
Pennsylvania	10.3%
Others, representing less than 10% individually	73.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 2.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency was 1.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2024.
Affiliated Investments
At October 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,417,687, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,512,016	$30,005,570	$(33,099,899)	$ —	$ —	$1,417,687	$120,229	1,417,687
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$69,635,910	$ —	$69,635,910
Short-Term Investments	1,417,687	—	—	1,417,687
Total Investments	$1,417,687	$69,635,910	$ —	$71,053,597
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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